Revenue	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Revenue
18.
Revenue
i)
Revenue streams

	2022	2021	2020
(in $ millions)	$	$	$
Deliveries	663	148	5
Mobility	639	456	438
Financial services	71	27	(10)
Enterprise and new initiatives	60	44	36
	1,433	675	469

During 2022, deliveries arrangements were modified in one of the markets which resulted in deliveries revenue of $52 million from contractual agreements in which the Group is responsible for delivery services to consumers and is therefore the principal, with payments of $68 million to driver-partners or third party couriers to perform these delivery services on behalf of the Group recognized in 'Cost of revenue'.

Mobility revenue includes rental income from motor vehicles of $126 million (2021: $103 million; 2020: $95 million), refer to Note 23.

ii)
Geographic information

	2022	2021	2020
(in $ millions)	$	$	$
Singapore	302	283	246
Malaysia	509	108	91
Indonesia	275	79	(61)
Philippines	125	81	51
Thailand	109	76	57
Rest of Southeast Asia	113	48	85
	1,433	675	469

iii)
Major customers

Considering our service offerings to a wide range of customers across multiple geographic locations, no significant portion of our revenue recognized can be attributed to a particular customer or group of customers.